SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 24, 2019
Disclosure of non-adjusting events after reporting period [line items]
Revenues			$ 3,401	$ 2,496	$ 1,558
Other income from settlement agreement			7,537
Profit (loss) from discontinued operation			4,608	$ (7,616)
NexoBrid [Member]
Disclosure of non-adjusting events after reporting period [line items]
Revenues	$ 10,200
Teva [Member]
Disclosure of non-adjusting events after reporting period [line items]
Threshhold claim amount						$ 10,000
Teva [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration		$ 4,000	$ 4,000
Other income from settlement agreement		7,537
Profit (loss) from discontinued operation		$ 4,608